Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current tax
Current period	$ (575)	$ (1,066)		$ (37)
Total current tax	(575)	(1,066)		(37)
Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,369)	474		(195)
Other	0	(10)		(6)
Total deferred tax	(1,369)	464		(201)
Total tax benefit/(expense)	$ (1,944)	$ (602)	[1]	$ (238)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.